10. COMMON STOCK (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Number of options
Beginning Balance	14,400,500	9,223,000
Granted		7,560,000
Expired	(1,339,000)	(2,379,500)
Forfeited		(3,000)
Ending Balance	13,061,500	14,400,500
Weighted Average Exercise Price
Beginning Balance	$ 1.22	$ 1.98
Granted		$ 0.47
Expired	$ 1.32	$ 1.80
Forfeited		$ 1.25
Ending Balance	$ 1.21	$ 1.22